Revenues	12 Months Ended
Mar. 31, 2026
Revenues [Abstract]
Revenues

Note 3 — Revenues

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2024, 2025 and 2026:

	For the years ended March 31
	2024	2025	2026	2026
Revenues	HKD	HKD	HKD	US$
General corporate consultancy services	$9,300,000	$9,300,000	$8,640,000	$1,102,041
Financial due diligence	-	1,170,000	2,015,000	257,015
IPO feasibility analysis	-	-	1,235,000	157,526
Internal control advisory services	520,080	-	-	-
Subtotal corporate consultancy services	9,820,080	10,470,000	11,890,000	1,516,582
Taxation services	950,000	951,000	850,000	108,418
Company secretarial services	$1,210,355	1,601,316	1,408,131	179,609
Total revenues	11,980,435	$13,022,316	$14,148,131	$1,804,609

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2024, 2025 and 2026:

	For the years ended March 31
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Services and deliverables transferred at a point in time	$2,030,365	$3,010,561	$4,798,050	$611,996
Services and deliverables transferred over time	9,950,070	10,011,755	9,350,081	1,192,613
Total revenues	$11,980,435	$13,022,316	$14,148,131	$1,804,609